united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Annual Report

June 30, 2022

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

SHAREHOLDER LETTER

June 30, 2022

Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I (SDRIX) shares posted a -7.54% net-of-fees return (including the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2022, compared to the S&P 500 Total Return Index 1 with its -10.62%. The fiscal year was split neatly into two halves: the second half of 2021 had the S&P 500 setting record highs, but the first half of 2022 saw a sharp sell-off and the S&P 500 slipping into bear market territory. The fund re-hedged its portfolio in early December 2021, helping preserve some of the gains from the post-COVID rally. As numerous concerns like inflation, monetary tightening, and Russia’s invasion of Ukraine converged, markets started to sell-off in early January. As the sell-off accelerated during the second quarter of 2022, the put options used to hedge increased in value, helping defray losses in the market. The hedge portion of the fund was up 4.20% during the fiscal year. The fund took the opportunity to “sell high and buy low” by selling some of those put options at a profit, re-hedging at current market levels, and buying additional shares of the S&P 500 ETFs at depressed prices. Should the market continue to sell off Swan has a plan in place to enact further re-hedges. Finally, the premium collection/income component was challenged by the recent volatility spike and had a return of -1.59% during the fiscal year.

The Swan Defined Risk Emerging Markets Fund Class I (SDFIX) shares returned

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

-12.97% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2022. The benchmark MSCI Emerging Markets (Gross) Index returned -25.00% over the same time frame. The fund performed within expectations, given the fact that emerging markets are now in a bear market. Rising interest rates in the U.S., high energy and food prices, China’s stubborn adherence to its “zero-COVID” policy, and an overall decline in risk appetite were all detrimental to emerging markets. Within the fund, the emerging market ETFs that make up the majority of its holdings tracked the market downwards, as expected. However, those losses were partially offset by significant gains in the put options used to hedge the fund. This portion of the fund had one-year gains of 10.11%. Further augmenting returns were the premium collection/income trades, which had a gain of 2.91% over the fiscal year.

The Swan Defined Risk Foreign Fund Class I (SDJIX) had losses of -9.78% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2022. This is just over half of the losses of -17.33% sustained by the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) over the same period. The ripple effects of Russia’s invasion of Ukraine were felt worldwide. Within the fund, the holdings in the MSCI EAFE-based ETF followed the market downwards, as expected. Benefitting the fund were the put options used to hedge the portfolio, which are inversely related to the direction of foreign markets. This segment of the fund had positive returns of 8.17% over the same period. Finally, the premium collection trades had modest losses of 43 basis points, slightly detracting from the overall performance of the fund.

The Swan Defined Risk U.S. Small Cap Fund Class I (SDCIX) shares returned -15.25% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2022. The small cap market peaked in early November 2021 and has since fallen into a steep bear market. Over the one-year period through June 30th the Russell 2000 Total Return Index returned -25.20%. As a hedged equity strategy, the fund helped defer some of the losses in the small cap market. The fund re-set its hedges in December 2021, and then took advantage of further market declines to “sell high, buy low.” Half of the December put options were sold at a profit and the proceeds were used to purchase new hedges at market levels and buy additional shares of the Russell 2000 ETFs at bear market valuations. This portion of the fund had a one-year return of 10.07%. The premium collection/income trades were essentially flat for the year, down a single basis point.

The Swan Defined Risk Growth Fund Class I (SDAIX) shares returned -10.32% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30th, 2022. This essentially matched the S&P 500 Total Return Index2 loss of -10.62% over the same period. By design, the fund typically starts each year with the put option hedges slightly out-of-the-money. This allows the fund to

[2]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

dedicate a larger share of its portfolio to the S&P 500 ETFs and the put options act as less of a drag in up markets. The trade-off is in down markets these out-of-the-money put options will need the market to fall further before they start to accelerate in value. The S&P 500 fell into bear market territory in 2022, and the put options were able to offset a portion of the losses; the hedges had a 3.49% positive return. However, the losses in the underlying S&P 500 ETFs and the premium capture trades (-1.56%) led to the returns of the fund being only marginally better than the index.

Strategy

The fundamental investment objective of the Swan Defined Risk strategy is to seek long term capital appreciation over full market cycles with a simple, three-step process. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks to ensure diversification. Second, we hedge the notional value of the ETFs through the purchase of corresponding LEAPS put options.3 At certain times, we may even buy additional shorter-term puts to supplement the long-term LEAPs put options. We allocate roughly 10% of the portfolio to the hedge at the time of initial purchase. Finally, we can proportionally write shorter-term options premium against the long ETFs and LEAPS puts in an effort to mitigate the cost of carry associated with the hedge. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia4 and time decay5.

It is important to keep in mind that a hedged equity solution carries an explicit trade-off. By allocating a portion of a fund’s capital to defensive instruments like put options, the Defined Risk Strategies will rarely capture 100% of a strong, upward move in the markets. During market sell-offs like the one witnessed in early 2022 these hedge positions are countercyclical and should benefit the strategy. However, it is important to remember the hedges are designed to offset a portion of the losses, not eliminate downside risk entirely.

It is also important to keep in mind that the various components of the DRS are meant to be complementary. The fact that losses in one portion of the strategy are intended to be offset by gains in another portion is by design. We believe a smoother ride with lower volatility and greater absolute downside risk management may help investors to stay the course towards reaching their long-term investment goals.

In short, our goal at Swan is to provide investors with a proven solution to managing non-diversifiable market risk across all asset classes, which we feel provides Swan DRS investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

Outlook

[3]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[4]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

[5]	All options lose value as they get closer to expiration. By writing options or taking a “short” position in an option, the strategy hopes to collect a premium, and then close out that position as the option approaches expiration.

Swan Global Investments has long cautioned investors about the many risks in both equity and fixed income markets. Many of these pent-up risks were due to overly accommodative monetary and fiscal policy. In the first half of 2022 it seems like these risks, plus a few others, are being realized:

●	Inflation is at 40-year highs

●	The Federal Reserve has prioritized fighting inflation over supporting the stock market for the first time in decades, raising rates from their historic lows

●	As a result, equities and bonds have concurrently lost money in 2022

●	Russia’s invasion of Ukraine has roiled global energy and food markets

●	China’s draconian “zero-COVID” policy has further strained globalization

It has been Swan’s opinion that the long bull market following the Global Financial Crisis of 2007-09 was artificially created and maintained by government policy. The economy and markets are now adjusting to a reality where interest rates aren’t near-zero and the “Fed put” might no longer be in play.

While bear markets are painful, Swan Global Investments believes that they are ultimately healthy and necessary. The era of ultra-loose monetary policy has led to speculative excesses in moonshot bets like NFTs, cryptocurrencies, “meme stocks” and other irrational exuberance bets. Low yields punished conservative investors and savers. Swan hopes that the “new normal” reflects a return of sanity and rational thought that has been sorely missing from recent markets.

Moreover, Swan’s investment philosophy was predicated on the idea that markets move in cycles and that bull and bear markets are inevitable. The “always invested, always hedged” philosophy was designed to navigate these challenging times.

We appreciate your trust and confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of managing risks to investment capital and seeking better than average returns in the hedged equity fund class.

3043-NLD-08/09/2022

 Best Regards,

Randy Swan

President

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	(7.64)%	2.92%	3.90%	N/A
Swan Defined Risk Fund - Class A with Load	(12.72)%	1.76%	3.31%	N/A
Swan Defined Risk Fund - Class C	(8.37)%	2.15%	N/A	3.05%
Swan Defined Risk Fund - Class I	(7.54)%	3.15%	4.15%	N/A
S&P 500 Total Return Index (c)	(10.62)%	11.31%	12.86%	12.52%
Bloomberg U.S. Aggregate Bond Index (d)	(10.29)%	0.88%	1.42%	1.45%
Swan Defined Risk Fund Blended Index (e)	(10.24)%	7.37%	8.40%	8.20%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 1.52%, 2.27%, and 1.27% for the Class A, C, and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	85.1%
Put Options Purchased	15.9%
Short-Term Investments	1.9%
Call Options Purchased	0.5%
Put Options Written	(1.1)%
Call Option Written	(1.8)%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(13.19)%	(0.99)%	(0.27)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(17.94)%	(2.10)%	(1.01)%
Swan Defined Risk Emerging Markets Fund - Class C	(13.79)%	(1.71)%	(0.99)%
Swan Defined Risk Emerging Markets Fund - Class I	(12.97)%	(0.74)%	(0.02)%
MSCI Emerging Markets Index (b)	(25.00)%	2.55%	3.39%
Bloomberg U.S. Aggregate Bond Index (c)	(10.29)%	0.88%	1.32%
Swan Defined Risk Emerging Markets Fund Blended Index (d)	(19.29)%	2.22%	2.86%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 2.13%, 2.88%, and 1.88% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	83.0%
Put Options Purchased	15.9%
Short-Term Investment	0.5%
Call Options Written	(0.2)%
Put Options Written	(0.7)%
Other Assets in Excess of Liabilities	1.5%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk Foreign Fund - Class A	(9.97)%	0.62%	1.62%
Swan Defined Risk Foreign Fund - Class A with Load	(14.95)%	(0.51)%	0.74%
Swan Defined Risk Foreign Fund - Class C	(10.63)%	(0.15)%	0.86%
Swan Defined Risk Foreign Fund - Class I	(9.78)%	0.87%	1.87%
MSCI ACWI Ex USA Index USD (b)	(19.42)%	2.50%	4.56%
Bloomberg U.S. Aggregate Bond Index (c)	(10.29)%	0.88%	1.46%
Swan Defined Risk Foreign Fund Blended Index (d)	(15.74)%	2.14%	3.61%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 2.33%, 3.08%, and 2.08% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C,and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Fund Blended Index is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	83.7%
Put Options Purchased	14.8%
Short-Term Investment	1.1%
Call Option Written	(0.1)%
Put Options Written	(0.8)%
Other Assets in Excess of Liabilities	1.3%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	(10.49)%	9.35%
Swan Defined Risk Growth Fund - Class A with Load	(15.40)%	7.61%
Swan Defined Risk Growth Fund - Class C	(11.06)%	8.88%
Swan Defined Risk Growth Fund - Class I	(10.32)%	9.56%
S&P 500 Total Return Index (b)	(10.62)%	14.66%
Bloomberg U.S. Aggregate Bond Index (c)	(10.29)%	0.98%
Swan Defined Risk Growth Fund Blended Index (d)	(10.24)%	9.58%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 1.68%, 2.43%, and 1.43% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	83.6%
Put Options Purchased	13.2%
Short-Term Investments	3.9%
Call Options Purchased	3.6%
Put Option Written	(1.1)%
Call Options Written	(2.9)%
Liabilities in Excess of other Assets	(0.3)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	(15.50)%	2.61%	4.34%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(20.17)%	1.46%	3.44%
Swan Defined Risk U.S. Small Cap Fund - Class C	(16.13)%	1.84%	3.58%
Swan Defined Risk U.S. Small Cap Fund - Class I	(15.25)%	2.87%	4.59%
Russell 2000 Total Return Index (b)	(25.20)%	5.17%	7.53%
Bloomberg U.S. Aggregate Bond Index (c)	(10.29)%	0.88%	1.46%
Swan Defined Risk U.S. Small Cap Fund Blended Index (d)	(19.31)%	4.04%	5.71%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2021 are 2.07%, 2.82%, and 1.82% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	86.3%
Put Options Purchased	12.3%
Short-Term Investment	1.0%
Call Option Written	(0.1)%
Put Option Written	(0.7)%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.1%
	EQUITY - 85.1%
1,079,701	Communication Services Select Sector SPDR Fund(a)	$58,595,373
512,504	Consumer Discretionary Select Sector SPDR Fund(a)	70,459,050
634,201	Consumer Staples Select Sector SPDR Fund(a)	45,776,628
398,235	Energy Select Sector SPDR Fund(a)	28,477,785
2,298,062	Financial Select Sector SPDR Fund(a)	72,274,050
787,626	Health Care Select Sector SPDR Fund(a)	101,005,158
600,934	Industrial Select Sector SPDR Fund(a)	52,485,576
432,000	iShares Core S&P 500 ETF	163,792,800
235,684	Materials Select Sector SPDR Fund(a)	17,346,342
449,311	Real Estate Select Sector SPDR Fund(a)	18,358,847
1,400,248	Technology Select Sector SPDR Fund(a)	177,999,527
289,093	Utilities Select Sector SPDR Fund(a)	20,274,092
	TOTAL EXCHANGE-TRADED FUNDS (Cost $413,839,927)	826,845,228

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
9,422,064	First American Government Obligations Fund Class X, 1.29%(b)	9,422,064
9,365,820	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 0.90%(b)	9,365,820
	TOTAL MONEY MARKET FUNDS (Cost $18,787,884)	18,787,884

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,787,884)	18,787,884

Contracts		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 16.4%
	CALL OPTIONS PURCHASED - 0.5%
554	S&P 500 Index	07/15/2022	$3,850	$209,710,052	$2,504,080
79	S&P 500 Index	07/15/2022	4,110	29,904,502	18,565
84	S&P 500 Index	07/15/2022	4,180	31,797,192	8,820
548	S&P 500 Index	07/29/2022	3,965	207,438,824	1,890,627
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,527,190)				4,422,092

	PUT OPTIONS PURCHASED - 15.9%
554	S&P 500 Index	07/15/2022	$3,480	$209,710,052	$587,240

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022

Contracts		Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 16.4% (Continued)
	PUT OPTIONS PURCHASED - 15.9% (Continued)
548	S&P 500 Index	07/29/2022	$3,585	$207,438,824	$2,701,667
1,096	S&P 500 Index	09/16/2022	3,200	414,877,648	3,978,480
617	S&P 500 Index	12/15/2023	3,650	233,557,946	20,623,225
1,058	S&P 500 Index	12/15/2023	4,525	400,493,204	81,243,820
517	S&P 500 Index	12/15/2023	4,700	195,704,146	46,095,720
	TOTAL PUT OPTIONS PURCHASED (Cost - $110,263,075)				155,230,152

	TOTAL INDEX OPTIONS PURCHASED (Cost - $118,790,265)				159,652,244

	TOTAL INVESTMENTS - 103.4% (Cost $551,418,076)				$1,005,285,356
	CALL OPTIONS WRITTEN - (1.8)% (Proceeds - $19,151,261)				(17,143,233)
	PUT OPTIONS WRITTEN - (1.1)% (Proceeds - $16,322,782)				(11,075,943)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(4,707,328)
	NET ASSETS - 100.0%				$972,358,852

Contracts		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (2.9)%
	CALL OPTIONS WRITTEN- (1.8)%
554	S&P 500 Index	07/15/2022	$3,665	$209,710,052	$8,442,960
79	S&P 500 Index	07/15/2022	4,370	29,904,502	1,185
84	S&P 500 Index	07/15/2022	4,410	31,797,192	1,050
548	S&P 500 Index	07/29/2022	3,775	207,438,824	6,271,833
1,096	S&P 500 Index	08/19/2022	4,150	414,877,648	1,852,240
529	S&P 500 Index	08/19/2022	4,210	200,246,602	573,965
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $19,151,261)				17,143,233

	PUT OPTIONS WRITTEN - (1.1)%
554	S&P 500 Index	07/15/2022	$3,665	$209,710,052	$2,119,050
548	S&P 500 Index	07/29/2022	3,775	207,438,824	6,074,553
529	S&P 500 Index	08/19/2022	3,340	200,246,602	1,682,220
1,096	S&P 500 Index	09/16/2022	2,700	414,877,648	1,200,120
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $16,322,782)				11,075,943

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $35,474,043)				$28,219,176

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2022 the total value of securities held as collateral is $292,959,009.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 83.0%
	EQUITY - 83.0%
387,300	iShares Core MSCI Emerging Markets ETF(a)				$19,000,938
69,250	iShares MSCI Emerging Markets ETF(a)				2,776,925
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,582,576)				21,777,863

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
129,033	First American Government Obligations Fund Class X, 1.29% (Cost $129,033)(a),(b)				129,033

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 15.9%
	PUT OPTIONS PURCHASED - 15.9%
1,447	iShares MSCI Emerging Markets ETF	12/15/2023	$40	$5,802,470	$613,528
107	iShares MSCI Emerging Markets ETF	12/15/2023	42	429,070	55,319
3,070	iShares MSCI Emerging Markets ETF	12/15/2023	48	12,310,700	2,763,000
791	iShares MSCI Emerging Markets ETF	12/15/2023	49	3,171,910	751,450
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,207,608)				4,183,297

	TOTAL INVESTMENTS - 99.4% (Cost $24,919,217)				$26,090,193
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $96,402)				(58,065)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $176,655)				(168,546)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%				361,500
	NET ASSETS - 100.0%				$26,225,082

	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.2)%
2,765	iShares MSCI Emerging Markets ETF	09/16/2022	$45	$11,087,650	$58,065
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $96,402)

	PUT OPTIONS WRITTEN - (0.7)%
1,386	iShares MSCI Emerging Markets ETF	09/16/2022	$35	$5,557,860	$60,984
1,379	iShares MSCI Emerging Markets ETF	09/16/2022	37	5,529,790	107,562
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $176,655)				168,546

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $273,057)				$226,611

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2022 the total value of securities held as collateral is $6,701,725.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 83.7%
	EQUITY - 83.7%
393,500	iShares MSCI EAFE ETF(a)				$24,589,815
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,935,316)

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
314,155	First American Government Obligations Fund Class X, 1.29% (Cost $314,155)(a),(b)				314,155

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 14.8%
	PUT OPTIONS PURCHASED - 14.8%
1,084	iShares MSCI EAFE ETF	12/15/2023	$60	$6,773,916	$542,000
80	iShares MSCI EAFE ETF	12/15/2023	65	499,920	58,240
2,771	iShares MSCI EAFE ETF	12/15/2023	75	17,315,979	3,740,850
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,729,135)				4,341,090

	TOTAL INVESTMENTS - 99.6% (Cost $24,978,606)				$29,245,060
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $55,074)				(24,600)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $247,751)				(232,471)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%				369,382
	NET ASSETS - 100.0%				$29,357,371

		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.1)%
984	iShares MSCI EAFE ETF	09/16/2022	$70	$6,149,016	$24,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $55,074)

	PUT OPTIONS WRITTEN - (0.8)%
923	iShares MSCI EAFE ETF	08/19/2022	$60	$5,767,827	$115,375
984	iShares MSCI EAFE ETF	09/16/2022	58	6,149,016	117,096
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $247,751)				232,471

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $302,825)				$257,071

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2022 the total value of securities held as collateral is $10,560,810.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 83.6%
	EQUITY - 83.6%
229,000	iShares Core S&P 500 ETF(a)				$86,825,350
	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,346,816)

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
1,370,225	First American Government Obligations Fund Class X, Class X, 1.29%(a),(b)				1,370,225
2,643,142	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 0.90%(b)				2,643,142
	TOTAL MONEY MARKET FUNDS (Cost $4,013,367)				4,013,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,013,367)				4,013,367

Contracts		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 16.8%
	CALL OPTIONS PURCHASED - 3.6%
57	S&P 500 Index	07/15/2022	$3,850	$21,576,666	$257,640
8	S&P 500 Index	07/15/2022	4,110	3,028,304	1,880
9	S&P 500 Index	07/15/2022	4,180	3,406,842	945
58	S&P 500 Index	07/29/2022	3,965	21,955,204	200,103
60	S&P 500 Index	12/15/2023	4,050	22,712,280	2,004,300
56	S&P 500 Index	12/15/2023	4,750	21,198,128	551,880
99	S&P 500 Index	12/15/2023	4,900	37,475,262	730,125
14	S&P 500 Index	12/15/2023	5,000	5,299,532	85,050
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,614,744)				3,831,923

	PUT OPTIONS PURCHASED - 13.2%
57	S&P 500 Index	07/15/2022	$3,480	$21,576,666	$60,420
58	S&P 500 Index	07/29/2022	3,585	21,955,204	285,943
115	S&P 500 Index	09/16/2022	3,200	43,531,870	417,450
60	S&P 500 Index	12/15/2023	3,450	22,712,280	1,623,900
54	S&P 500 Index	12/15/2023	4,300	20,441,052	3,390,930
115	S&P 500 Index	12/15/2023	4,400	43,531,870	7,905,675
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,068,065)				13,684,318

	TOTAL INDEX OPTIONS PURCHASED (Cost - $17,682,809)				17,516,241

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022

					Fair Value
	TOTAL INVESTMENTS - 104.3% (Cost $97,042,992)				$108,354,958
	CALL OPTIONS WRITTEN - (2.9)% (Proceeds - $4,416,847)				(3,052,404)
	PUT OPTIONS WRITTEN - (1.1)% (Proceeds - $1,710,074)				(1,164,957)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(298,107)
	NET ASSETS - 100.0%				$103,839,490

Contracts		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (4.0)%
	CALL OPTIONS WRITTEN- (2.9)%
57	S&P 500 Index	07/15/2022	$3,665	$21,576,666	$868,680
8	S&P 500 Index	07/15/2022	4,370	3,028,304	120
9	S&P 500 Index	07/15/2022	4,410	3,406,842	112
58	S&P 500 Index	07/29/2022	3,775	21,955,204	663,807
115	S&P 500 Index	08/19/2022	4,150	43,531,870	194,350
56	S&P 500 Index	08/19/2022	4,210	21,198,128	60,760
60	S&P 500 Index	12/15/2023	4,600	22,712,280	795,300
56	S&P 500 Index	12/15/2023	5,350	21,198,128	182,280
99	S&P 500 Index	12/15/2023	5,500	37,475,262	255,915
14	S&P 500 Index	12/15/2023	5,600	5,299,532	31,080
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,416,847)				3,052,404

	PUT OPTIONS WRITTEN - (1.1)%
57	S&P 500 Index	07/15/2022	$3,665	$21,576,666	$218,025
58	S&P 500 Index	07/29/2022	3,775	21,955,204	642,927
56	S&P 500 Index	08/19/2022	3,340	21,198,128	178,080
115	S&P 500 Index	09/16/2022	2,700	43,531,870	125,925
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,710,074)				1,164,957

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $6,126,921)				$4,217,361

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2022 the total value of securities held as collateral is $35,260,950.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 86.3%
	EQUITY - 86.3%
181,000	iShares Russell 2000 ETF(a)				$30,654,160
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,490,475)

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
355,603	First American Government Obligations Fund Class X, 1.29% (Cost $355,603)(b)				355,603

Contracts		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 12.3%
	PUT OPTIONS PURCHASED - 12.3%
41	Russell 2000 Index	09/16/2022	$1,700	$7,002,759	$380,890
98	Russell 2000 Index	12/15/2023	1,750	16,738,302	2,049,180
4	Russell 2000 Index	12/15/2023	1,900	683,196	113,460
38	Russell 2000 Index	12/15/2023	2,200	6,490,362	1,830,270
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,688,186)				4,373,800

	TOTAL INVESTMENTS - 99.6% (Cost $30,534,264)				$35,383,563
	CALL OPTIONS WRITTEN – (0.1)% (Proceeds - $40,412)				(12,150)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $331,198)				(255,070)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				387,767
	NET ASSETS - 100.0%				$35,504,110

Contracts		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN- (0.1)%
45	Russell 2000 Index	08/19/2022	$2,000	$7,685,955	$12,150
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $40,412)

	PUT OPTIONS WRITTEN - (0.7)%
45	Russell 2000 Index	08/19/2022	$1,530	$7,685,955	$115,875
41	Russell 2000 Index	09/16/2022	1,500	7,002,759	139,195
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $331,198)				255,070
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $371,610)				$267,220

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of June 30, 2022 the total value of securities held as collateral is $10,839,040.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$551,418,076	$24,919,217	$24,978,606	$97,042,992	$30,534,264
Investments, at value	1,005,285,356	26,090,193	29,245,060	108,354,958	35,383,563
Cash held at broker	—	455,643	452,640	—	384,857
Receivable for securities sold	12,714,642	124,740	132,220	3,781,597	—
Receivable for Fund shares sold	194,459	544	3,950	83,138	103,741
Dividends and interest receivable	4,450	55	310	1,003	189
Prepaid expenses and other assets	27,802	25	894	18,495	3,064
TOTAL ASSETS	1,018,226,709	26,671,200	29,835,074	112,239,191	35,875,414

LIABILITIES
Options written, at value (Premiums received - $35,474,043, $273,057, $302,825, $6,126,921 and $371,610, respectively)	28,219,176	226,611	257,071	4,217,361	267,220
Due to broker	11,043,486	—	—	1,168,500	—
Investment advisory fees payable	813,734	48,191	33,602	141,747	49,334
Payable for investments purchased	4,881,638	124,740	132,220	2,716,738	—
Payable for Fund shares repurchased	520,935	3,615	11,703	96,289	11,211
Distribution (12b-1) fees payable	118,097	1,088	745	1,881	1,665
Payable to related parties	72,251	8,120	8,326	15,391	8,653
Accrued expenses and other liabilities	198,540	33,753	34,036	41,794	33,221
TOTAL LIABILITIES	45,867,857	446,118	477,703	8,399,701	371,304
NET ASSETS	$972,358,852	$26,225,082	$29,357,371	$103,839,490	$35,504,110

NET ASSETS CONSIST OF:
Paid in capital	$638,894,447	$30,745,162	$31,645,672	$96,483,016	$29,764,129
Accumulated earnings (deficits)	333,464,405	(4,520,080)	(2,288,301)	7,356,474	5,739,981
NET ASSETS	$972,358,852	$26,225,082	$29,357,371	$103,839,490	$35,504,110

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$124,934,941	$1,055,365	$819,112	$1,823,151	$1,023,314
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,062,091	121,385	94,137	136,056	77,850
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$13.79	$8.69	$8.70	$13.40	$13.14
Maximum offering price per share (maximum sales charge of 5.50%)	$14.59	$9.20	$9.21	$14.18	$13.90

Class C Shares:
Net Assets	$110,351,259	$1,049,599	$700,304	$1,798,260	$1,725,755
NE Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,265,928	125,253	82,206	136,384	137,755
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.35	$8.38	$8.52	$13.19	$12.53

Class I Shares:
Net Assets	$737,072,652	$24,120,118	$27,837,955	$100,218,079	$32,755,041
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	53,174,985	2,761,847	3,195,331	7,437,551	2,456,311
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.86	$8.73	$8.71	$13.47	$13.34

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$13,376,736	$865,172	$1,146,994	$1,210,163	$387,525
Interest	16,786	404	757	2,523	587
TOTAL INVESTMENT INCOME	13,393,522	865,576	1,147,751	1,212,686	388,112

EXPENSES
Investment advisory fees	11,146,260	311,839	322,755	1,038,129	406,892
Distribution (12b-1) fees:
Class A	356,708	3,096	2,517	6,093	2,663
Class C	1,268,707	13,196	7,982	17,779	20,113
Administration fees	560,311	28,938	29,074	68,742	33,458
Third party administrative service fees	609,596	11,618	20,289	64,309	16,936
Accounting services fees	200,272	17,218	17,369	29,875	19,083
Printing and postage expenses	97,972	4,978	6,011	10,811	6,011
Transfer agent fees	130,815	35,877	36,001	34,953	36,501
Custodian fees	94,295	7,480	9,801	9,558	9,101
Interest expense	9,247	1,390	13,850	2,508	16,212
Registration fees	58,096	21,609	23,691	42,692	25,191
Compliance officer fees	37,999	7,968	8,001	10,001	8,501
Audit fees	20,483	20,428	25,583	20,483	20,683
Insurance expense	16,195	2,771	2,778	3,394	2,828
Trustees’ fees and expenses	15,240	13,640	13,578	13,878	13,578
Legal fees	18,021	13,479	13,721	13,521	13,721
Other expenses	5,001	3,987	4,001	4,000	14,310
TOTAL EXPENSES	14,645,218	519,512	557,002	1,390,726	665,782

Fees recouped by the Advisor	—	—	—	88,592	—
Less: Fees waived by the Advisor	(15)	(65,761)	(81,049)	(416)	(57,727)
TOTAL NET EXPENSES	14,645,203	453,751	475,953	1,478,902	608,055

NET INVESTMENT INCOME (LOSS)	(1,251,681)	411,825	671,798	(266,216)	(219,943)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	77,093,435	406,949	304,175	(336,853)	(101,390)
Options purchased	(76,153,847)	(418,443)	(797,132)	4,583,874	1,131,115
Options written	(4,333,593)	1,713,774	(14,313)	(6,794,236)	147,865
Net realized gain (loss) on investments, options purchased and options written	(3,394,005)	1,702,280	(507,270)	(2,547,215)	1,177,590
Net change in unrealized appreciation (depreciation) on:
Investments	(181,385,142)	(8,447,627)	(6,233,670)	(12,638,547)	(9,906,864)
Options purchased	107,458,859	2,359,771	2,929,497	(1,359,907)	2,709,322
Options written	(603,747)	(183,212)	30,345	3,276,065	(133,764)
Net change in unrealized depreciation on investments, options purchased and options written	(74,530,030)	(6,271,068)	(3,273,828)	(10,722,389)	(7,331,306)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	(77,924,035)	(4,568,788)	(3,781,098)	(13,269,604)	(6,153,716)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(79,175,716)	$(4,156,963)	$(3,109,300)	$(13,535,820)	$(6,373,659)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment income (loss)	$(1,251,681)	$1,274,003
Net realized gain (loss) on investments, options purchased and options written	(3,394,005)	96,312,796
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(74,530,030)	120,347,846
Net increase (decrease) in net assets resulting from operations	(79,175,716)	217,934,645

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(24,160)
Class I	—	(145,552)
Class Y	—	(33)
Distributions paid
Class A	—	(99,610)
Class I	—	(3,006,552)
Class Y	—	(688)
Net decrease in net assets resulting from distributions to shareholders	—	(3,276,595)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,802,946	32,239,606
Class C	8,099,111	21,359,344
Class I	141,160,024	97,943,448
Class Y	—	153,381
Net asset value of shares issued in reinvestment of distributions:
Class A	—	110,537
Class I	—	2,420,942
Class Y	—	583
Payments for shares redeemed:
Class A	(29,569,604)	(72,020,493)
Class C	(18,535,776)	(64,905,077)
Class I	(202,586,835)	(529,594,290)
Class Y	(79,203)	(284,642)
Net decrease in net assets from shares of beneficial interest	(81,709,337)	(512,576,661)

TOTAL DECREASE IN NET ASSETS	(160,885,053)	(297,918,611)

NET ASSETS
Beginning of Year	1,133,243,905	1,431,162,516
End of Year	$972,358,852	$1,133,243,905

SHARE ACTIVITY
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
Shares Sold	1,287,711	2,314,025
Shares Reinvested	—	8,110
Shares Redeemed	(1,943,625)	(5,253,254)
Net decrease in shares of beneficial interest outstanding	(655,914)	(2,931,119)

Class C:
Shares Sold	547,557	1,557,217
Shares Redeemed	(1,247,970)	(4,866,314)
Net decrease in shares of beneficial interest outstanding	(700,413)	(3,309,097)

Class I:
Shares Sold	9,181,656	7,189,361
Shares Reinvested	—	177,229
Shares Redeemed	(13,209,691)	(39,503,960)
Net decrease in shares of beneficial interest outstanding	(4,028,035)	(32,137,370)

Class Y: (a)
Shares Sold	—	11,716
Shares Reinvested	—	43
Shares Redeemed	(5,046)	(20,226)
Net decrease in shares of beneficial interest outstanding	(5,046)	(8,467)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment income	$411,825	$57,683
Net realized gain (loss) on investments, options purchased and options written	1,702,280	(1,091,965)
Net change in unrealized appreciation (deprecation) on investments, options purchased and options written	(6,271,068)	5,639,528
Net increase (decrease) in net assets resulting from operations	(4,156,963)	4,605,246

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(28,551)
Class C	—	(4,112)
Class I	(57,530)	(437,317)
Class Y	—	(4,579)
Net decrease in net assets resulting from distributions to shareholders	(57,530)	(474,559)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	272,975	405,597
Class C	73,147	486,633
Class I	3,533,149	6,536,018
Class Y	35	62,177
Net asset value of shares issued in reinvestment of distributions:
Class A	—	21,974
Class C	—	2,919
Class I	52,428	399,421
Class Y	—	2,907
Payments for shares redeemed:
Class A	(420,626)	(1,419,156)
Class C	(398,885)	(477,456)
Class I	(7,693,816)	(9,331,594)
Class Y	(235,377)	(174,269)
Net decrease in net assets from shares of beneficial interest	(4,816,970)	(3,484,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,031,463)	645,858

NET ASSETS
Beginning of Year	35,256,545	34,610,687
End of Year	$26,225,082	$35,256,545

SHARE ACTIVITY
Class A:
Shares Sold	28,721	41,387
Shares Reinvested	—	2,275
Shares Redeemed	(44,443)	(142,009)
Net decrease in shares of beneficial interest outstanding	(15,722)	(98,347)

Class C:
Shares Sold	7,795	51,832
Shares Reinvested	—	310
Shares Redeemed	(43,528)	(50,274)
Net increase (decrease) in shares of beneficial interest outstanding	(35,733)	1,868

Class I:
Shares Sold	375,558	663,071
Shares Reinvested	5,484	41,220
Shares Redeemed	(812,471)	(979,806)
Net decrease in shares of beneficial interest outstanding	(431,429)	(275,515)

Class Y:
Shares Sold	—	6,722
Shares Reinvested	—	298
Shares Redeemed	(23,843)	(18,160)
Net decrease in shares of beneficial interest outstanding	(23,843)	(11,140)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment income	$671,798	$210,711
Net realized loss on investments, options purchased and options written	(507,270)	(389,628)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(3,273,828)	4,328,979
Net increase (decrease) in net assets resulting from operations	(3,109,300)	4,150,062

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	(119,608)	—
Class C	(89,549)	—
Class I	(3,403,272)	—
Total distributions paid
Class A	(24,432)	(11,206)
Class C	(11,973)	(4,625)
Class I	(782,542)	(209,792)
Class Y	—	(1,332)
Net decrease in net assets resulting from distributions to shareholders	(4,431,376)	(226,955)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	79,380	536,229
Class C	51,431	530,075
Class I	4,924,442	11,564,041
Class Y	—	47,993
Net asset value of shares issued in reinvestment of distributions:
Class A	99,052	9,567
Class C	84,827	4,108
Class I	3,907,909	196,554
Class Y	—	734
Payments for shares redeemed:
Class A	(247,358)	(1,808,495)
Class C	(128,569)	(709,809)
Class I	(5,463,797)	(14,557,728)
Class Y	(137,062)	(110,350)
Net increase (decrease) in net assets from shares of beneficial interest	3,170,255	(4,297,081)

TOTAL DECREASE IN NET ASSETS	(4,370,421)	(373,974)

NET ASSETS
Beginning of Year	33,727,792	34,101,766
End of Year	$29,357,371	$33,727,792

SHARE ACTIVITY
Class A:
Shares Sold	7,043	49,227
Shares Reinvested	10,149	888
Shares Redeemed	(24,363)	(167,458)
Net decrease in shares of beneficial interest outstanding	(7,171)	(117,343)

Class C:
Shares Sold	5,374	49,482
Shares Reinvested	8,845	387
Shares Redeemed	(12,326)	(67,044)
Net increase (decrease) in shares of beneficial interest outstanding	1,893	(17,175)

Class I:
Shares Sold	497,377	1,065,352
Shares Reinvested	400,401	18,216
Shares Redeemed	(540,754)	(1,376,071)
Net increase (decrease) in shares of beneficial interest outstanding	357,024	(292,503)

Class Y: (a)
Shares Sold	—	4,708
Shares Reinvested	—	68
Shares Redeemed	(12,037)	(10,246)
Net decrease in shares of beneficial interest outstanding	(12,037)	(5,470)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment loss	$(266,216)	$(53,943)
Net realized gain (loss) on investments, options purchased and options written	(2,547,215)	28,163
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(10,722,389)	18,298,918
Net increase (decrease) in net assets resulting from operations	(13,535,820)	18,273,138

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(39)
Class I	—	(1,151)
Class Y	—	(14)
Total distributions paid
Class A	—	(28,224)
Class C	—	(1,156)
Class I	—	(479,425)
Class Y	—	(5,658)
Net decrease in net assets resulting from distributions to shareholders	—	(515,667)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	780,870	912,277
Class C	1,081,740	1,293,499
Class I	101,788,091	72,468,635
Class Y	12	14,985
Net asset value of shares issued in reinvestment of distributions:
Class A	—	28,216
Class C	—	1,156
Class I	—	175,569
Class Y	—	741
Payments for shares redeemed:
Class A	(2,093,273)	(4,002,160)
Class C	(112,100)	(358,950)
Class I	(68,800,371)	(71,856,907)
Class Y	(1,016,298)	(151,360)
Net increase (decrease) in net assets from shares of beneficial interest	31,628,671	(1,474,299)

TOTAL INCREASE IN NET ASSETS	18,092,851	16,283,172

NET ASSETS
Beginning of Year	85,746,639	69,463,467
End of Year	$103,839,490	$85,746,639

SHARE ACTIVITY
Class A:
NETShares Sold	50,408	65,874
Shares Reinvested	—	2,117
Shares Redeemed	(132,365)	(292,989)
Net decrease in shares of beneficial interest outstanding	(81,957)	(224,998)

Class C:
Shares Sold	70,018	93,470
Shares Reinvested	—	87
Shares Redeemed	(7,276)	(25,935)
Net increase in shares of beneficial interest outstanding	62,742	67,622

Class I:
Shares Sold	6,500,829	5,408,584
Shares Reinvested	—	13,151
Shares Redeemed	(4,417,596)	(5,392,655)
Net increase in shares of beneficial interest outstanding	2,083,233	29,080

Class Y: (a)
Shares Sold	—	1,194
Shares Reinvested	—	55
Shares Redeemed	(63,958)	(11,796)
Net decrease in shares of beneficial interest outstanding	(63,958)	(10,547)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment loss	$(219,943)	$(217,514)
Net realized gain on investments, options purchased and options written	1,177,590	2,660,146
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(7,331,306)	7,537,668
Net increase (decrease) in net assets resulting from operations	(6,373,659)	9,980,300

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	248,012	1,484,133
Class C	121,522	1,524,002
Class I	8,861,528	24,924,354
Class Y	—	124,165
Payments for shares redeemed:
Class A	(130,318)	(3,427,858)
Class C	(165,343)	(1,671,837)
Class I	(12,401,104)	(23,697,804)
Class Y	(333,294)	(222,867)
Net decrease in net assets from shares of beneficial interest	(3,798,997)	(963,712)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,172,656)	9,016,588

NET ASSETS
Beginning of Year	45,676,766	36,660,178
End of Year	$35,504,110	$45,676,766

SHARE ACTIVITY
Class A:
Shares Sold	16,847	95,850
Shares Redeemed	(8,442)	(229,048)
Net increase (decrease) in shares of beneficial interest outstanding	8,405	(133,198)

Class C:
Shares Sold	8,379	103,076
Shares Redeemed	(11,523)	(114,452)
Net decrease in shares of beneficial interest outstanding	(3,144)	(11,376)

Class I:
Shares Sold	584,001	1,624,084
Shares Redeemed	(805,656)	(1,682,556)
Net decrease in shares of beneficial interest outstanding	(221,655)	(58,472)

Class Y: (a)
Shares Sold	—	9,382
Shares Redeemed	(21,373)	(16,086)
Net decrease in shares of beneficial interest outstanding	(21,373)	(6,704)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$14.93	$12.51		$12.80	$12.68	$12.22
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	(0.00) (2)		0.10	0.07	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.11)	2.43		(0.27)	0.13	0.45
Total from investment operations	(1.14)	2.43		(0.17)	0.20	0.53
Less distributions from:
Net investment income	—	(0.01)		(0.12)	(0.08)	(0.07)
Return of capital	—	(0.00	) (2)	—	—	—
Total distributions	—	(0.01)		(0.12)	(0.08)	(0.07)
Net asset value, end of year	$13.79	$14.93		$12.51	$12.80	$12.68
Total return (3)	(7.64)%	19.44%		(1.39)%	1.67%	4.33%
Net assets, at end of year (000s)	$124,935	$145,133		$158,255	$240,274	$332,552
Ratio of expenses to average net assets (4)	1.43%	1.42%		1.42%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets (4,5)	(0.17)%	(0.00)%		0.76%	0.59%	0.62%
Portfolio Turnover Rate	3%	11%		13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$14.57	$12.29	$12.58	$12.46	$12.03
Activity from investment operations:
Net investment income (loss) (1)	(0.14)	(0.10)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.08)	2.38	(0.28)	0.14	0.45
Total from investment operations	(1.22)	2.28	(0.27)	0.12	0.43
Less distributions from:
Net investment income	—	—	(0.02)	—	—
Total distributions	—	—	(0.02)	—	—
Net asset value, end of year	$13.35	$14.57	$12.29	$12.58	$12.46
Total return (2)	(8.37)%	18.55%	(2.17)%	0.96%	3.57%
Net assets, at end of year (000s)	$110,351	$130,659	$150,858	$204,575	$247,668
Ratio of expenses to average net assets (3)	2.18%	2.17%	2.17%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (3,4)	(0.93)%	(0.75)%	0.07%	(0.15)%	(0.09)%
Portfolio Turnover Rate	3%	11%	13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$14.99	$12.56		$12.86	$12.74	$12.27
Activity from investment operations:
Net investment income (1)	0.00 (2)	0.03		0.14	0.10	0.11
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.13)	2.45		(0.28)	0.14	0.46
Total from investment operations	(1.13)	2.48		(0.14)	0.24	0.57
Less distributions from:
Net investment income	—	(0.05)		(0.16)	(0.12)	(0.10)
Return of capital	—	(0.00	) (2)	—	—	—
Total distributions	—	(0.05)		(0.16)	(0.12)	(0.10)
Net asset value, end of year	$13.86	$14.99		$12.56	$12.86	$12.74
Total return (3)	(7.54)%	19.75%		(1.15)%	1.96%	4.63%
Net assets, at end of year (000s)	$737,073	$857,376		$1,121,879	$1,622,057	$2,370,044
Ratio of expenses to average
net assets (4)	1.18%	1.17%		1.17%	1.15%	1.14%
Ratio of net investment income
to average net assets (4,5)	0.02%	0.24%		1.07%	0.82%	0.86%
Portfolio Turnover Rate	3%	11%		13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$10.01	$8.85	$9.86	$10.06	$9.98
Activity from investment operations:
Net investment income (1)	0.11	0.01	0.09	0.03	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.43)	1.27	(0.57)	(0.20)	0.23
Total from investment operations	(1.32)	1.28	(0.48)	(0.17)	0.29
Less distributions from:
Net investment income	—	(0.12)	(0.04)	(0.03)	—
Net realized gains	—	—	(0.49)	—	(0.21)
Total distributions	—	(0.12)	(0.53)	(0.03)	(0.21)
Net asset value, end of year	$8.69	$10.01	$8.85	$9.86	$10.06
Total return (2)	(13.19)%	14.47%	(5.16)%	(1.72)%	2.73%
Net assets, at end of year (000s)	$1,055	$1,372	$2,084	$3,959	$5,010
Ratio of gross expenses to average net assets (3,5)	1.87%	1.88%	1.93%	1.84%	1.67%
Ratio of net expenses to average net assets (3,5)	1.65%	1.65%	1.65%	1.75%	1.65%
Ratio of net investment income to average net assets (3,4,5)	1.18%	0.16%	1.03%	0.31%	0.53%
Portfolio Turnover Rate	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.87%	1.88%	1.93%	1.74%	1.67%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	1.18%	0.16%	1.03%	0.41%	0.53%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$9.72	$8.58	$9.60	$9.84	$9.84
Activity from investment operations:
Net investment income (loss) (1)	0.02	(0.07)	0.03	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.36)	1.24	(0.56)	(0.21)	0.24
Total from investment operations	(1.34)	1.17	(0.53)	(0.24)	0.21
Less distributions from:
Net investment income	—	(0.03)	—	—	—
Net realized gains	—	—	(0.49)	—	(0.21)
Total distributions	—	(0.03)	(0.49)	—	(0.21)
Net asset value, end of year	$8.38	$9.72	$8.58	$9.60	$9.84
Total return (2)	(13.79)%	13.60%	(5.85)%	(2.44)%	1.95%
Net assets, at end of year (000s)	$1,050	$1,564	$1,365	$2,809	$3,049
Ratio of gross expenses to average net assets (3,5)	2.62%	2.63%	2.68%	2.59%	2.42%
Ratio of net expenses to average net assets (3,5)	2.40%	2.40%	2.40%	2.50%	2.40%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.22%	(0.72)%	0.28%	(0.31)%	(0.31)%
Portfolio Turnover Rate	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.62%	2.63%	2.68%	2.49%	2.42%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	0.22%	(0.72)%	0.28%	(0.21)%	(0.31)%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$10.05	$8.89	$9.91	$10.12	$10.02
Activity from investment operations:
Net investment income (1)	0.13	0.02	0.13	0.06	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.43)	1.29	(0.58)	(0.21)	0.25
Total from investment operations	(1.30)	1.31	(0.45)	(0.15)	0.31
Less distributions from:
Net investment income	(0.02)	(0.15)	(0.08)	(0.06)	—
Net realized gains	—	—	(0.49)	—	(0.21)
Total distributions	(0.02)	(0.15)	(0.57)	(0.06)	(0.21)
Net asset value, end of year	$8.73	$10.05	$8.89	$9.91	$10.12
Total return (2)	(12.97)%	14.78%	(4.87)%	(1.47)%	2.92%
Net assets, at end of year (000s)	$24,120	$32,079	$30,848	$39,206	$43,178
Ratio of gross expenses to average net assets (3,5)	1.62%	1.63%	1.68%	1.59%	1.42%
Ratio of net expenses to average net assets (3,5)	1.40%	1.40%	1.40%	1.50%	1.40%
Ratio of net investment income to average net assets (4,5,6)	1.39%	0.20%	1.37%	0.60%	0.59%
Portfolio Turnover Rate	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.62%	1.63%	1.68%	1.49%	1.42%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	1.39%	0.20%	1.37%	0.70%	0.59%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$11.11	$9.83	$10.24	$10.42	$10.60
Activity from investment operations:
Net investment income (1)	0.18	0.02	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.13)	1.32	0.04	(0.19)	0.06
Total from investment operations	(0.95)	1.34	0.08	(0.10)	0.14
Less distributions from:
Net investment income	(0.13)	—	(0.12)	(0.08)	(0.08)
Net realized gains	(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	(1.21)	—	—	—	—
Total distributions	(1.46)	(0.06)	(0.49)	(0.08)	(0.32)
Net asset value, end of year	$8.70	$11.11	$9.83	$10.24	$10.42
Total return (2)	(9.97)%	13.60%	0.65%	(0.91)%	1.13%
Net assets, at end of year (000s)	$819	$1,126	$2,150	$2,454	$2,838
Ratio of gross expenses to average net assets (3,5)	1.94%	2.03%	2.12%	2.01%	1.96%
Ratio of net expenses to average net assets (3,5)	1.69%	1.73%	1.85%	1.85%	1.86%
Ratio of net investment income to average net assets (3,4,5)	1.77%	0.20%	0.40%	0.91%	0.73%
Portfolio Turnover Rate	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.90%	1.95%	1.92%	1.81%	1.75%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	1.81%	0.29%	0.60%	1.11%	0.94%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$10.90	$9.73	$10.12	$10.31	$10.54
Activity from investment operations:
Net investment income (loss) (1)	0.10	(0.03)	(0.04)	0.02	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.10)	1.26	0.04	(0.20)	(0.03)
Total from investment operations	(1.00)	1.23	—	(0.18)	0.06
Less distributions from:
Net investment income	(0.05)	—	(0.02)	(0.01)	(0.05)
Net realized gains	(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	(1.21)	—	—	—	—
Total distributions	(1.38)	(0.06)	(0.39)	(0.01)	(0.29)
Net asset value, end of year	$8.52	$10.90	$9.73	$10.12	$10.31
Total return (2)	(10.63)%	12.61%	(0.07)%	(1.69)%	0.38%
Net assets, at end of year (000s)	$700	$876	$949	$1,403	$1,617
Ratio of gross expenses to average net assets (3,5)	2.69%	2.78%	2.87%	2.76%	2.71%
Ratio of net expenses to average net assets (3,5)	2.44%	2.48%	2.60%	2.60%	2.61%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.97%	(0.32)%	(0.43)%	0.19%	0.87%
Portfolio Turnover Rate	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.65%	2.70%	2.67%	2.56%	2.50%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	1.01%	(0.24)%	(0.23)%	0.39%	1.08%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$11.13	$9.85	$10.25	$10.45	$10.62
Activity from investment operations:
Net investment income (1)	0.22	0.07	0.07	0.12	0.16
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.14)	1.29	0.04	(0.20)	0.01
Total from investment operations	(0.92)	1.36	0.11	(0.08)	0.17
Less distributions from:
Net investment income	(0.17)	(0.02)	(0.14)	(0.12)	(0.10)
Net realized gains	(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	(1.21)	—	—	—	—
Total distributions	(1.50)	(0.08)	(0.51)	(0.12)	(0.34)
Net asset value, end of year	$8.71	$11.13	$9.85	$10.25	$10.45
Total return (2)	(9.78)%	13.82%	0.97%	(0.71)%	1.44%
Net assets, at end of year (000s)	$27,838	$31,591	$30,829	$37,596	$42,374
Ratio of gross expenses to average net assets (3,5)	1.69%	1.78%	1.87%	1.76%	1.71%
Ratio of net expenses to average net assets (3,5)	1.44%	1.48%	1.60%	1.60%	1.61%
Ratio of net investment income to average net assets (3,4,5)	2.13%	0.69%	0.66%	1.18%	1.44%
Portfolio Turnover Rate	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.65%	1.70%	1.67%	1.56%	1.50%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	2.17%	0.76%	0.86%	1.38%	1.65%

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended
	June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$14.97		$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.05)		0.09	0.00	(3)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.51)		3.23		0.58	1.38
Total from investment operations	(1.57)		3.18		0.67	1.38
Less distributions from:
Net investment income	—		—		(0.07)	—
Net realized gains	—		(0.07)		(0.12)	—
Return of capital	—		(0.00	) (3)	—	—
Total distributions	—		(0.07)		(0.19)	—
Net asset value, end of period	$13.40		$14.97		$11.86	$11.38
Total return (4)	(10.49)%		26.90%		5.85%	13.80	% (5)
Net assets, at end of period (000s)	$1,823		$3,263		$5,252	$11
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.57%		1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.65	% (7)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.52)%		(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of period	$14.83		$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.16)		(0.12)		(0.03) (3)		0.00	(4)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.48)		3.18		0.68		1.38
Total from investment operations	(1.64)		3.06		0.65		1.38
Less distributions from:
Net investment income	—		—		(0.07)		—
Net realized gains	—		(0.07)		(0.12)		—
Total distributions	—		(0.07)		(0.19)		—
Net asset value, end of period	$13.19		$14.83		$11.84		$11.38
Total return (5)	(11.06)%		25.93%		5.73%		13.80	% (6)
Net assets, at end of period (000s)	$1,798		$1,092		$71		$11
Ratio of gross expenses to average net assets before waiver/recapture (7)	2.32%		2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.40	% (8)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(1.17)%		(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	3%		27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended
	June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$15.02		$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.01)		0.10	0.05
Net realized and unrealized gain (loss) on investments, options purchased and options written	(1.53)		3.23		0.59	1.33
Total from investment operations	(1.55)		3.22		0.69	1.38
Less distributions from:
Net investment income	—		(0.01)		(0.07)	—
Net realized gains	—		(0.07)		(0.12)	—
Return of capital	—		(0.00	) (3)	—	—
Total distributions	—		(0.08)		(0.19)	—
Net asset value, end of period	$13.47		$15.02		$11.88	$11.38
Total return (4)	(10.32)%		27.23%		6.09%	13.80	% (5)
Net assets, at end of period (000s)	$100,218		$80,421		$63,250	$3,610
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.32%		1.38%		2.08%	10.48	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.40	% (7)	1.40	% (7)	1.40%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.23)%		(0.08)%		0.87%	0.88	% (8)
Portfolio Turnover Rate	3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$15.55	$11.67	$11.92	$12.39	$11.55
Activity from investment operations:
Net investment loss (1)	(0.11)	(0.09)	(0.05)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(2.30)	3.97	(0.20)	(0.43)	0.93
Total from investment operations	(2.41)	3.88	(0.25)	(0.47)	0.84
Net asset value, end of year	$13.14	$15.55	$11.67	$11.92	$12.39
Total return (2)	(15.50)%	33.25%	(2.10)%	(3.79)%	7.27%
Net assets, at end of year (000s)	$1,023	$1,080	$2,364	$2,206	$1,448
Ratio of gross expenses to average net assets (3,5)	1.84%	1.90%	1.99%	1.88%	1.93%
Ratio of net expenses to average net assets (3,5)	1.69%	1.70%	1.73%	1.77%	1.80%
Ratio of net investment loss to average net assets (3,4,5)	(0.73)%	(0.69)%	(0.44)%	(0.34)%	(0.80)%
Portfolio Turnover Rate	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.80%	1.85%	1.91%	1.76%	1.78%
Net expenses to average net assets (3)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)	(0.69)%	(0.64)%	(0.36)%	(0.22)%	(0.65)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$14.94	$11.29	$11.62	$12.17	$11.44
Activity from investment operations:
Net investment loss (1)	(0.21)	(0.20)	(0.14)	(0.12)	(0.17)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(2.20)	3.85	(0.19)	(0.43)	0.90
Total from investment operations	(2.41)	3.65	(0.33)	(0.55)	0.73
Net asset value, end of year	$12.53	$14.94	$11.29	$11.62	$12.17
Total return (2)	(16.13)%	32.33%	(2.84)%	(4.52)%	6.38%
Net assets, at end of year (000s)	$1,726	$2,104	$1,720	$1,744	$1,785
Ratio of gross expenses to average net assets (3,5)	2.59%	2.65%	2.74%	2.63%	2.68%
Ratio of net expenses to average net assets (3,5)	2.44%	2.45%	2.48%	2.52%	2.55%
Ratio of net investment loss to average net assets (3,4,5)	(1.49)%	(1.52)%	(1.22)%	(1.05)%	(1.41)%
Portfolio Turnover Rate	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.55%	2.60%	2.66%	2.51%	2.53%
Net expenses to average net assets (3)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(1.45)%	(1.47)%	(1.14)%	(0.93)%	(1.26)%

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of year	$15.74	$11.78	$12.01	$12.45	$11.58
Activity from investment operations:
Net investment loss (1)	(0.07)	(0.08)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(2.33)	4.04	(0.20)	(0.43)	0.92
Total from investment operations	(2.40)	3.96	(0.23)	(0.44)	0.87
Net asset value, end of year	$13.34	$15.74	$11.78	$12.01	$12.45
Total return (2)	(15.25)%	33.62%	(1.92)%	(3.53)%	7.51%
Net assets, at end of year (000s)	$32,755	$42,153	$32,244	$37,534	$45,038
Ratio of gross expenses to average net assets (3,5)	1.59%	1.65%	1.74%	1.63%	1.68%
Ratio of net expenses to average net assets (3,5)	1.44%	1.45%	1.48%	1.52%	1.55%
Ratio of net investment loss to average net assets (3,4,5)	(0.48)%	(0.54)%	(0.23)%	(0.06)%	(0.45)%
Portfolio Turnover Rate	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.55%	1.60%	1.66%	1.51%	1.53%
Net expenses to average net assets (3)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	(0.44)%	(0.49)%	(0.15)%	0.06%	(0.30)%

See accompanying notes to financial statements.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers three classes of shares: Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund’s Class A, Class C, and Class I shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

Effective as of the close of business on September 5, 2021, sales and operations of Class Y shares of the Funds were suspended.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$826,845,228	$—	$—	$826,845,228
Purchased Call Options	—	4,422,092	—	4,422,092
Purchased Put Options	—	155,230,152	—	155,230,152
Short-Term Investments	18,787,884	—	—	18,787,884
Total	$845,633,112	$159,652,244	$—	$1,005,285,356
Liabilities *
Call Option Written	$—	$17,143,233	$—	$17,143,233
Put Options Written	—	11,075,943	—	11,075,943
Total	$—	$28,219,176	$—	$28,219,176

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,777,863	$—	$—	$21,777,863
Purchased Put Options	—	4,183,297	—	4,183,297
Short-Term Investment	129,033	—	—	129,033
Total	$21,906,896	$4,183,297	$—	$26,090,193
Liabilities *
Call Options Written	$58,065	$—	$—	$58,065
Put Options Written	168,546	—	—	168,546
Total	$226,611	$—	$—	$226,611

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$24,589,815	$—	$—	$24,589,815
Purchased Put Options	—	4,341,090	—	4,341,090
Short-Term Investment	314,155	—	—	314,155
Total	$24,903,970	$4,341,090	$—	$29,245,060
Liabilities *
Call Options Written	$24,600	$—	$—	$24,600
Put Options Written	115,375	117,096	—	232,471
Total	$139,975	$117,096	$—	$257,071

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$86,825,350	$—	$—	$86,825,350
Purchased Call Options	—	3,831,923	—	3,831,923
Purchased Put Options	—	13,684,318	—	13,684,318
Short-Term Investment	4,013,367	—	—	4,013,367
Total	$90,838,717	$17,516,241	$—	$108,354,958
Liabilities *
Call Options Written	$—	$3,052,404	$—	$3,052,404
Put Options Written	—	1,164,957	—	1,164,957
Total	$—	$4,217,361	$—	$4,217,361

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$30,654,160	$—	$—	$30,654,160
Purchased Put Options	—	4,373,800	—	4,373,800
Short-Term Investment	355,603	—	—	355,603
Total	$31,009,763	$4,373,800	$—	$35,383,563
Liabilities *
Call Options Written	$—	$12,150	$—	$12,150
Put Options Written	$—	$255,070	$—	$255,070
Total	$—	$267,220	$—	$267,220

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2019 - 2021 for all Funds, or expected to be taken by all the Funds in their 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the year ended June 30, 2022, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$11,146,260
Swan Defined Risk Emerging Markets Fund	311,839
Swan Defined Risk Foreign Fund	322,755
Swan Defined Risk Growth Fund	1,038,129
Swan Defined Risk U.S. Small Cap Fund	406,892

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2022 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the year ended June 30, 2022, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreement as follows:

	Advisory	Advisory
Fund	Fees Waived	Fees Recaptured
Swan Defined Risk Fund	$15	$—
Swan Defined Risk Emerging Markets Fund	65,761	—
Swan Defined Risk Foreign Fund	81,049	—
Swan Defined Risk Growth Fund	416	88,592
Swan Defined Risk U.S. Small Cap Fund	57,727	—

As of June 30, 2022, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2023	June 30, 2024	June 30, 2025	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	101,381	80,213	65,538	$247,132
Swan Defined Risk Foreign Fund	98,364	98,037	80,922	$277,323
Swan Defined Risk Growth Fund	102,893	—	—	$102,893
Swan Defined Risk U.S. Small Cap Fund	96,881	73,542	57,472	$227,895

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year ended June 30, 2022, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$356,708	$1,268,707
Swan Defined Risk Emerging Markets Fund	3,096	13,196
Swan Defined Risk Foreign Fund	2,517	7,982
Swan Defined Risk Growth Fund	6,093	17,779
Swan Defined Risk U.S. Small Cap Fund	2,663	20,113

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended June 30, 2022, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$296,759	$38,508
Swan Defined Risk Emerging Markets Fund	7,833	991
Swan Defined Risk Foreign Fund	8,538	1,046
Swan Defined Risk Growth Fund	1,620	405
Swan Defined Risk U.S. Small Cap Fund	22,220	3,447

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the year ended June 30, 2022 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$27,085,206	$150,302,462
Swan Defined Risk Emerging Markets Fund	2,578,028	4,559,951
Swan Defined Risk Foreign Fund	2,962,086	3,647,704
Swan Defined Risk Growth Fund	25,245,238	2,400,202
Swan Defined Risk U.S. Small Cap Fund	4,974,129	5,368,945

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2022.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$159,652,244
Index contracts/Equity price risk	Options Written, at value	(28,219,176)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$4,183,297
Equity contracts/Equity price risk	Options Written, at value	(226,611)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$4,341,090
Equity contracts/Equity price risk	Options Written, at value	(257,071)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$17,516,241
Index contracts/Equity price risk	Options Written, at value	(4,217,361)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$4,373,800
Index contracts/Equity price risk	Options Written, at value	(267,220)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended June 30, 2022.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(76,153,847)	$107,458,859

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$(4,333,593)	$(603,747)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(324,187)	$2,359,771
Index contracts/Equity price risk	(94,256)	—
	$(418,443)	$2,359,771

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$1,638,150	$(183,212)
Index contracts/Equity price risk	75,624	—
	$1,713,774	$(183,212)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(703,350)	$2,929,497
Index contracts/Equity price risk	(93,782)	—
	$(797,132)	$2,929,497

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(7,551)	$30,345
Index contracts/Equity price risk	(6,762)	—
	$(14,313)	$30,345

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$4,583,874	$(1,359,907)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$(6,794,236)	$3,276,065

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$1,131,115	$2,709,322

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$147,865	$(133,764)

The notional value of the derivative instruments outstanding as of June 30, 2022 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$564,949,497	$413,005,301	$(888,618)	$412,116,683
Swan Defined Risk Emerging Markets Fund	24,814,350	1,754,091	(704,859)	1,049,232
Swan Defined Risk Foreign Fund	24,814,885	4,391,596	(218,492)	4,173,104
Swan Defined Risk Growth Fund	92,947,406	11,478,535	(288,344)	11,190,191
Swan Defined Risk U.S. Small Cap Fund	31,551,973	4,163,685	(599,315)	3,564,370

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2022 was as follows:

	For the year ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	57,530	—	—	57,530
Swan Defined Risk Foreign Developed Fund	818,947	—	3,612,429	4,431,376
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	357,493	—	357,493

	For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$3,106,850	$—	$169,745	$3,276,595
Swan Defined Risk Emerging Markets Fund	474,559	—	—	474,559
Swan Defined Risk Foreign Developed Fund	226,955	—	—	226,955
Swan Defined Risk Growth Fund	271,514	242,949	1,204	515,667
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$—	$(580,004)	$(76,190,826)	$(1,881,448)	412,116,683	$333,464,405
Swan Defined Risk Emerging Markets Fund	411,687	—	—	(5,385,032)	(595,967)	1,049,232	(4,520,080)
Swan Defined Risk Foreign Developed Fund	—	—	(481,346)	(5,196,577)	(783,482)	4,173,104	(2,288,301)
Swan Defined Risk Growth Fund	—	—	(1,567,403)	(1,422,878)	(843,436)	11,190,191	7,356,474
Swan Defined Risk U.S. Small Cap Fund	—	2,692,279	(119,665)	—	(397,003)	3,564,370	5,739,981

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open 1256 option contracts. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$580,004
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk Growth Fund	183,483
Swan Defined Risk U.S. Small Cap Fund	119,665

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	481,346
Swan Defined Risk Growth Fund	1,383,920
Swan Defined Risk U.S. Small Cap Fund	—

At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$76,190,826	$—	$76,190,826	$87,270,379
Swan Defined Risk Emerging Markets Fund	5,385,032	—	5,385,032	—
Swan Defined Risk Foreign Developed Fund	5,196,577	—	5,196,577	—
Swan Defined Risk Growth Fund	420,029	1,002,849	1,422,878	375,811
Swan Defined Risk U.S. Small Cap Fund	—	—	—	95,315

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses resulted in reclassification for the year ended June 30, 2022, as follows:

	Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$(1,181,286)	$1,181,286
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk Growth Fund	(82,733)	82,733
Swan Defined Risk U.S. Small Cap Fund	257,215	(257,215)

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Pershing LLC	Swan Defined Risk Emerging Markets Fund	30.10%
LPL Financial	Swan Defined Risk Foreign Fund	54.92%
TD Ameritrade	Swan Defined Risk Growth Fund	62.64%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	30.88%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	26.54%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2022, the percentage of the Fund’s net assets invested in the iShares Core ETF was 72.5%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2022, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 83.7%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2022, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 83.6%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of June 30, 2022, the percentage of the Fund’s net assets invested in the iShares ETF was 86.3%.

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP

695 Town Center Drive,
Suite 1000
Costa Mesa, CA 92626
USA

Tel: +1 714 436 7100
Fax: +1 714 436 7200
www.deloitte.com.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the three years in the period ended June 30, 2022 and for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for each of the three years in the period ended June 30, 2022 and for the period December 27, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2022

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS

2022 TAX INFORMATION (Unaudited)

June 30, 2022

For the year ended June 30, 2022, the Swan Defined Risk Emerging Markets Fund earned foreign source income of $651,013 and paid foreign taxes of $57,504 which the Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.

By early 2023, shareholders should receive their Form 1099-DIV from the Fund. For your specific situation, shareholders are recommended to consult a professional tax advisor.

SWAN FUNDS

EXPENSE EXAMPLES (Unaudited)

June 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22*	1/1/22 – 6/30/22*
Swan Defined Risk Fund
Class A	$1,000.00	$859.70	$6.59	1.43%
Class C	$1,000.00	$856.30	$10.03	2.18%
Class I	$1,000.00	$859.80	$5.44	1.18%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$909.00	$7.81	1.65%
Class C	$1,000.00	$906.90	$11.35	2.40%
Class I	$1,000.00	$910.30	$6.63	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$893.20	$7.75	1.65%
Class C	$1,000.00	$890.30	$11.25	2.40%
Class I	$1,000.00	$894.30	$6.58	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$815.10	$7.43	1.65%
Class C	$1,000.00	$812.70	$10.79	2.40%
Class I	$1,000.00	$815.90	$6.30	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$846.60	$7.55	1.65%
Class C	$1,000.00	$843.80	$10.97	2.40%
Class I	$1,000.00	$848.10	$6.42	1.40%

SWAN FUNDS

EXPENSE EXAMPLES (Unaudited)(Continued)

June 30, 2022

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/22	6/30/22	1/1/22 – 6/30/22*	1/1/22 – 6/30/22*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.70	$7.15	1.43%
Class C	$1,000.00	$1,013.98	$10.89	2.18%
Class I	$1,000.00	$1,018.94	$5.91	1.18%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.95	$6.90	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund*

In connection with a meeting held on May 24-25, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management, LLC (“SCM” or “Adviser”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between the Swan Global Management, LLC (“SGM” or “Sub-Adviser”) and SCM, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Fund (“Swan Foreign”), Swan Defined Risk U.S. Small Cap Fund (“Swan SC”) and Swan Defined Risk Growth Fund (“Swan Growth” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to the Swan Funds and the Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Extent and Quality of Services. The Board noted that SCM was founded in 1997, and together with its affiliate and commonly controlled sub-adviser, SGM, managed approximately $2.6 billion in assets. The Board discussed that Swan provided wealth management and investment advisory services to high-net-worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed the background information of Swan’s key investment personnel servicing the Swan Funds, noting their satisfaction with the individuals’ educations and wide range of industry experience in asset management positions. The Board observed that Swan had an investment committee that utilized research and a proprietary rules-based system that determined asset allocations for each Swan Fund and included a risk mitigation sub-strategy that utilized options in an effort to minimize downside risk, reduce volatility, and generate option premium income. The Board reviewed Swan’s compliance practices, noting that a compliance team monitored each Swan Fund’s investment limitations using compliance checklists, risk matrices, compliance calendars and reconciliations. The Board acknowledged the additional resources required to handle the complexities of integrating an option risk overlay sub-strategy into an equity portfolio. The Board remarked that Swan selected brokers based on best execution standards that included the cost and speed of execution, options trading capability and technology capabilities. The Board acknowledged Swan’s robust cybersecurity policies and procedures, noting that Swan utilized third-party service providers to conduct various types of testing. The Board agreed that Swan provided sufficient resources to support the Swan Funds and concluded that it could expect Swan to continue to provide quality service to the Swan Funds and their shareholders.

Performance.

Swan DR—The Board observed that Swan DR earned a three-star Morningstar rating. The Board noted that Swan DR outperformed its Morningstar category and peer group over the 1-year period and underperformed its benchmark over the same period. The Board observed that Swan DR outperformed its Morningstar category over the 3- year period and underperformed its peer group and benchmark over the same period. The Board discussed that Swan attributed Swan DR’s 1-year performance to the core equity and premium collection portions of the portfolio, while the put options used to hedge reduced its returns. The Board noted that Swan revised the strategy in 2020 due to underperformance and that such changes appeared to benefit Swan DR. The Board noted that Swan DR produced positive net returns with less volatility than the S&P 500 which was consistent with its investment objective. The Board determined that Swan could be expected to continue providing reasonable returns for Swan DR and its shareholders.

Swan EM——The Board noted that Swan EM was a one-star Morningstar rated fund. The Board noted that Swan EM outperformed its benchmark over the 1-year period but otherwise underperformed its Morningstar category, peer group and benchmark across all periods. The Board recalled Swan’s explanation that Swan EM invested strictly in emerging markets whereas the funds in its peer group focused on U.S. large cap stocks. The Board also acknowledged Swan’s assertion that the funds in its peer group were not the best comparison because those funds did not use option strategies

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2022

for hedging or only utilized hedging during severe downtrends. The Board recognized that Swan EM had ranked in or near the top quartile among its peer group for standard deviation over the 1-year, 3-year, and 5-year periods. The Board determined that Swan could be expected to provide reasonable long-term returns for Swan EM and its shareholders.

Swan Foreign—The Board noted that Swan Foreign was a two-star Morningstar rated fund. The Board noted that Swan Foreign had underperformed its Morningstar category, peer group, and benchmark across all periods. The Board recalled Swan’s statement that many of the funds in its peer group were focused on investing in the U.S. while Swan Foreign was limited to investing in international markets and that the wide disparity in the performance of U.S. and international markets over the past five years could explain Swan Foreign’s relative underperformance. The Board also acknowledged that the war in Ukraine had adversely impacted international equities. The Board noted that Swan had produced positive returns across all periods with lower volatility than its benchmark. The Board determined that Swan could be expected to continue providing reasonable returns for Swan Foreign and its shareholders.

Swan SC—The Board noted that Swan SC was a two-star Morningstar rated fund that had outperformed its benchmark over the 1- year period but underperformed its peer group and Morningstar category over the same period. The Board observed that Swan SC had underperformed its benchmark, peer group, and Morningstar category over the 3-year and 5-year periods but outperformed its Morningstar category over the since inception period. The Board acknowledged Swan’s belief that the peer group for Swan SC was not the best comparison because the peer group funds can invest in large cap equities and did not have a hedged equity strategy. The Board determined that Swan could be expected to continue providing reasonable returns for Swan SC and its shareholders.

Swan Growth—The Board noted that Swan Growth was a five-star Morningstar rated fund. The Board discussed that Swan Growth outperformed its peer group and Morningstar category across the 1-year, 3- year and since inception periods. The Board remarked that Swan Growth had underperformed its benchmark across all periods but recalled that Swan Growth was not expected to outperform the benchmark during bullish environments. The Board noted that Swan Growth was in the top quartile for net return among its peer group and Morningstar category across all periods. The Board determined that Swan could be expected to continue providing reasonable returns for Swan Growth and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan’s advisory fee for Swan DR was higher than the medians and averages of its peer group and Morningstar category. The Board observed that the net expense ratio of Swan DR was higher than its peer group median and average but lower than its Morningstar category average and median. The Board considered that the funds in the peer group were passively managed or consisted of Treasury bills or notes as their core holding while Swan DR was actively managed and held positions in equities. The Board also considered the average fees of the peer group provided by Swan. The Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan EM’s advisory fee was equivalent to the peer group median, lower than the peer group average and higher than the Morningstar category average and median. The Board noted that Swan EM’s net expense ratio was higher than the averages and medians of its peer group and Morningstar category but below the category high. The Board considered that the defined risk strategy required active management which was in contrast with the passive management strategies of many of the funds in Swan EM’s peer group. The Board also recalled Swan’s explanation that exposure to emerging markets was more costly than exposure to U.S. markets. The Board also considered the average fees of the peer group provided by Swan. The Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan Foreign—The Board noted that Swan Foreign’s advisory fee was in line with the peer group median, slightly below the peer group average, and higher than the Morningstar category median and average. The Board discussed that the net expense ratio of Swan Foreign was lower than its peer group median and average and higher than its Morningstar category median and average. The Board considered Swan’s active approach to managing Swan Foreign and the impact on its fees and expenses. The Board also considered the average fees of the peer group provided by Swan. After discussion of the information provided, the Board concluded that Swan Foreign’s advisory fee was not unreasonable.

Swan SC—The Board noted that Swan SC’s advisory fee was equivalent to the peer group median and average but higher than Morningstar category median and average. The Board noted that the net expense ratio for Swan SC was

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2022

equivalent to the peer group median, slightly higher than the peer group average, and higher than the medians of its peer group and Morningstar category. The Board considered that Swan SC was actively managed, invested in equities, and invested in small cap companies, whereas many of the funds in its peer group were either passively managed, did not invest in equities, or invested in large cap equities. The Board considered the average fees of the peer group provided by Swan. The Board determined that the advisory fee for Swan SC was not unreasonable.

Swan Growth—The Board considered that Swan Growth’s advisory fee was equal to its peer group median and higher than its Morningstar category median and average. The Board noted that Swan Growth had a net expense ratio that was higher than the medians and averages of its peer group and Morningstar category but well below the category high. The Board considered Swan’s explanation that two of the funds with lower fees in Swan Growth’s peer group were almost exclusively invested in Treasury bills or bonds whereas Swan Growth was actively managed with equity exposure. The Board also reviewed the average fees of the peer group provided by Swan. After discussion of the information provided, the Board concluded that Swan Growth’s advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of each Swan Fund. The Board noted that Swan had indicated its willingness to discuss the matter of breakpoints with the Board as each Swan Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and Swan’s willingness to consider breakpoints as each Swan Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed Swan’s profitability analysis in connection with its advisory services for each Swan Fund and noted that Swan earned a profit from each Swan Fund before distribution costs. The Board also considered the benefits that Swan could derive from its soft dollar arrangements. The Board addressed Swan’s method of allocating costs and agreed that it appeared reasonable. The Board noticed that Swan was still in the process of recouping waived fees for certain Swan Funds. The Board concluded that Swan’s profitability with respect to each Swan Fund was not excessive.

Conclusion. Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Swan Funds.

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2022, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

06/30/22-NLFT III-v1

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2022

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	August 2017 - August 2022	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2020-2022); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016- 2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

06/30/22-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, LLC

1099 Main Ave. Suite 206

Durango, CO 81301

INVESTMENT SUB-ADVISOR

Swan Global Management, LLC

20 Ridge Top

Palmas Del Mar

Humacao, PR 00791

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

SWAN-AR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2021	2022
Swan Defined Risk Fund	$16,120	$16,220
Swan Defined Risk Emerging Markets Fund	$16,120	$16,220
Swan Defined Risk Foreign Fund	$16,120	$16,220
Swan Defined Risk U.S Small Cap Fund	$16,120	$16,220
Swan Defined Risk Growth Fund	$16,120	$16,220

(b) Audit-Related Fees	2021	2022
Swan Defined Risk Fund	None	None
Swan Defined Risk Emerging Markets Fund	None	None
Swan Defined Risk Foreign Fund	None	None
Swan Defined Risk U.S Small Cap Fund	None	None
Swan Defined Risk Growth Fund	None	None

(c) Fees	2021	2022
Swan Defined Risk Fund	$3,280	$3,350
Swan Defined Risk Emerging Markets Fund	$3,280	$3,350
Swan Defined Risk Foreign Fund	$3,280	$3,350
Swan Defined Risk U.S Small Cap Fund	$3,280	$3,350
Swan Defined Risk Growth Fund	$3,280	$3,350

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2021	2022
Swan Defined Risk Fund	None	None
Swan Defined Risk Emerging Markets Fund	None	None
Swan Defined Risk Foreign Fund	None	None
Swan Defined Risk U.S Small Cap Fund	None	None
Swan Defined Risk Growth Fund	None	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Emerging Markets Fund	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Foreign Fund	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk U.S. Small Cap Fund	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Growth Fund	2021	2022
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021   2022

Swan Defined Risk Fund                                     $3,280 $3,350

Swan Defined Risk Emerging Markets Fund          $3,280  $3,350

Swan Defined Risk Foreign Fund                         $3,280  $3,350

Swan Defined Risk U.S. Small Cap Fund              $3,280  $3,350

Swan Defined Risk Growth Fund                         $3,280   $3,350

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 9/2/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 9/2/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/2/22